12. INCOME TAXES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets:
Provision for credit losses	¥ 98,290	¥ 8,494
Accrued liabilities	28,062	114,239
Tax loss carried forward	95,479	86,854
Deferred income tax assets - current	221,831	209,587
Valuation allowance	(2,476)	0
Deferred income tax assets, net	¥ 219,355	¥ 209,587